Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	$ 750,271
Asset at end of period	809,130	$ 750,271
Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	185,594
Asset at end of period	198,122	185,594
Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	19,179
Asset at end of period	22,851	19,179
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	34,009	34,870
Net realized/unrealized gains (losses) included in net income	3,287	(1,310)
Net realized/unrealized gains (losses) included in net AOCI	46	(46)
Purchases	4,190	5,011
Sales	(2,560)	(4,754)
Settlements	(1,768)	(862)
Transfer into Level 3	666	12
Transfer out of Level 3	(984)	(928)
Currency Movement	(1,165)	2,016
Asset at end of period	35,721	34,009
Change in unrealized gains (losses) on assets still held	2,636	(496)
Level 3 [Member] | Derivatives [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	106	769
Net realized/unrealized gains (losses) included in net income	1,884	(666)
Net realized/unrealized gains (losses) included in net AOCI	44	(48)
Purchases	42	12
Settlements	(685)	18
Transfer into Level 3	135	9
Transfer out of Level 3	(34)	(13)
Currency Movement	(36)	25
Asset at end of period	1,456	106
Change in unrealized gains (losses) on assets still held	1,423	(460)
Level 3 [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	3	3
Net realized/unrealized gains (losses) included in net income	1,739
Sales	(1,679)
Currency Movement	(63)
Asset at end of period		3
Change in unrealized gains (losses) on assets still held	1,510
Level 3 [Member] | Segregated funds net assets [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	4,447	4,255
Net realized/unrealized gains (losses) included in net income	148	226
Purchases	193	155
Sales	(140)	(367)
Settlements	(30)	1
Transfer into Level 3		3
Transfer out of Level 3		(17)
Currency Movement	(106)	191
Asset at end of period	4,512	4,447
Change in unrealized gains (losses) on assets still held	111	161
Level 3 [Member] | FVTPL [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	971	975
Net realized/unrealized gains (losses) included in net income	36	7
Purchases	59	248
Sales	(107)	(146)
Settlements	(18)	(32)
Transfer into Level 3	514
Transfer out of Level 3	(788)	(149)
Currency Movement	(34)	68
Asset at end of period	633	971
Change in unrealized gains (losses) on assets still held	47	(7)
Level 3 [Member] | FVTPL [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	3	3
Net realized/unrealized gains (losses) included in net income	1,739
Sales	(1,679)
Currency Movement	(63)
Asset at end of period		3
Change in unrealized gains (losses) on assets still held	1,510
Level 3 [Member] | FVTPL [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	180	239
Net realized/unrealized gains (losses) included in net income	1	(2)
Purchases	16	27
Sales	(18)	(85)
Settlements		(14)
Transfer out of Level 3	(178)
Currency Movement	(1)	15
Asset at end of period	0	180
Change in unrealized gains (losses) on assets still held		(3)
Level 3 [Member] | FVTPL [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	784	710
Net realized/unrealized gains (losses) included in net income	35	3
Purchases	43	190
Sales	(88)	(61)
Settlements	(18)	(18)
Transfer into Level 3	514
Transfer out of Level 3	(604)	(93)
Currency Movement	(33)	53
Asset at end of period	633	784
Change in unrealized gains (losses) on assets still held	47	(10)
Level 3 [Member] | FVTPL [Member] | Residential mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	7	1
Net realized/unrealized gains (losses) included in net income		6
Sales	(1)
Transfer out of Level 3	(6)
Asset at end of period		7
Change in unrealized gains (losses) on assets still held		6
Level 3 [Member] | FVTPL [Member] | Commercial mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		25
Purchases		31
Transfer out of Level 3		(56)
Level 3 [Member] | AFS [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	159	136
Net realized/unrealized gains (losses) included in net income	2
Net realized/unrealized gains (losses) included in net AOCI		1
Purchases	55	55
Sales	(33)	(27)
Settlements	(4)	(8)
Transfer into Level 3		0
Transfer out of Level 3	(162)	(8)
Currency Movement	(2)	10
Asset at end of period	15	159
Level 3 [Member] | AFS [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	37	47
Net realized/unrealized gains (losses) included in net income	1
Purchases	5	6
Sales	(12)	(15)
Settlements		(4)
Transfer out of Level 3	(31)	0
Currency Movement		3
Asset at end of period		37
Level 3 [Member] | AFS [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	120	88
Net realized/unrealized gains (losses) included in net income	1
Purchases	13	49
Sales	(21)	(12)
Settlements	(4)	(4)
Transfer out of Level 3	(93)	(7)
Currency Movement	(2)	6
Asset at end of period	14	120
Level 3 [Member] | AFS [Member] | Residential mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	2
Net realized/unrealized gains (losses) included in net AOCI		1
Transfer out of Level 3	(1)
Currency Movement		1
Asset at end of period	1	2
Level 3 [Member] | AFS [Member] | Commercial mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Purchases	37
Transfer out of Level 3	(37)
Level 3 [Member] | AFS [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period		1
Transfer out of Level 3		(1)
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	28,323	28,732
Net realized/unrealized gains (losses) included in net income	(522)	(877)
Net realized/unrealized gains (losses) included in net AOCI	2	1
Purchases	3,841	4,541
Sales	(601)	(4,214)
Settlements	(1,031)	(841)
Transfer into Level 3	17
Transfer out of Level 3		(741)
Currency Movement	(924)	1,722
Asset at end of period	29,105	28,323
Change in unrealized gains (losses) on assets still held	(455)	(190)
Level 3 [Member] | Real estate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	17,562	16,203
Net realized/unrealized gains (losses) included in net income	(1,028)	(1,168)
Net realized/unrealized gains (losses) included in net AOCI	2	1
Purchases	3,401	3,926
Sales	(144)	(1,636)
Settlements	(1,031)	(841)
Transfer into Level 3	2
Transfer out of Level 3		(35)
Currency Movement	(661)	1,112
Asset at end of period	18,103	17,562
Change in unrealized gains (losses) on assets still held	(923)	(434)
Level 3 [Member] | Real estate [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	10,761	12,529
Net realized/unrealized gains (losses) included in net income	506	291
Purchases	440	615
Sales	(457)	(2,578)
Transfer into Level 3	15
Transfer out of Level 3		(706)
Currency Movement	(263)	610
Asset at end of period	11,002	10,761
Change in unrealized gains (losses) on assets still held	$ 468	$ 244